Goodwill and intangible assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Finite Lived Intangible Assets [Line Items]
WACC taken into account for impairment calculations	7.00%
Weighted-average amortization period	15 years 8 months 12 days
Amortization method	straight line basis
Goodwill impairment loss	$ 0
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Weighted-average amortization period	3 years 9 months 18 days
Concession Agreements
Finite Lived Intangible Assets [Line Items]
Weighted-average amortization period	17 years 1 month 6 days